Goodwill and Intangible Assets - Finite-lived Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Accumulated Amortization	$ 109.5	$ 47.4
Policies in force
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	256.2	256.2
Accumulated Amortization	64.1	27.5
Net Carrying Amount	192.1	228.7
Agency relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	159.2	159.2
Accumulated Amortization	19.9	8.5
Net Carrying Amount	139.3	150.7
Software rights
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	79.1	79.1
Accumulated Amortization	18.8	8.2
Net Carrying Amount	60.3	70.9
Trade name
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	34.8	34.8
Accumulated Amortization	6.1	2.6
Net Carrying Amount	28.7	32.2
Licenses
Finite-Lived Intangible Assets [Line Items]
Accumulated Amortization	0.6
Finite-Lived Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	529.3	529.3
Accumulated Amortization	108.9	46.8
Net Carrying Amount	$ 420.4	$ 482.5